Investment Portfolio - January 31, 2022

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 99.0%

Communication Services - 5.4%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	202,244	$10,765,448
Media - 2.9%
Comcast Corp. - Class A	215,615	10,778,594
Omnicom Group, Inc.	25,581	1,927,784
		12,706,378
Total Communication Services		23,471,826
Consumer Discretionary - 6.2%
Distributors - 0.5%
Genuine Parts Co.	17,278	2,301,948
Household Durables - 1.0%
Garmin Ltd.	19,649	2,444,729
Whirlpool Corp.	7,780	1,635,278
		4,080,007
Specialty Retail - 4.7%
Best Buy Co., Inc.	27,238	2,704,189
The Home Depot, Inc.	43,934	16,122,899
Williams-Sonoma, Inc.	8,747	1,404,243
		20,231,331
Total Consumer Discretionary		26,613,286
Consumer Staples - 18.2%
Food & Staples Retailing - 4.2%
The Kroger Co.	73,676	3,211,537
Walmart, Inc.	105,574	14,760,301
		17,971,838
Food Products - 7.4%
Archer-Daniels-Midland Co.	47,885	3,591,375
Bunge Ltd.	17,743	1,754,073
Campbell Soup Co.	35,393	1,561,539
Conagra Brands, Inc.	55,825	1,940,477
General Mills, Inc.	55,719	3,826,781
The Hershey Co.	19,470	3,836,953
The J.M. Smucker Co.	13,663	1,920,745
The Kraft Heinz Co.	100,013	3,580,465
Mondelez International, Inc. - Class A	98,251	6,585,764
Tyson Foods, Inc. - Class A	36,486	3,316,213
		31,914,385
Household Products - 6.6%
The Clorox Co.	12,942	2,172,444
Colgate-Palmolive Co.	62,611	5,162,277
Kimberly-Clark Corp.	28,167	3,877,188
The Procter & Gamble Co.	107,030	17,172,963
		28,384,872
Total Consumer Staples		78,271,095
Financials - 13.7%
Banks - 8.6%
Citigroup, Inc.	116,941	7,615,198
Comerica, Inc.	19,659	1,823,962

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Fifth Third Bancorp	71,783	$3,203,675
Huntington Bancshares, Inc.	121,330	1,827,230
JPMorgan Chase & Co.	95,096	14,131,266
Regions Financial Corp.	101,920	2,338,045
U.S. Bancorp	103,276	6,009,630
		36,949,006
Insurance - 5.1%
The Allstate Corp.	27,508	3,319,390
Chubb Ltd.	33,008	6,511,818
Cincinnati Financial Corp.	19,080	2,248,196
Everest Re Group Ltd.	5,426	1,537,728
Fidelity National Financial, Inc.	37,108	1,868,388
The Hartford Financial Services Group, Inc.	37,643	2,705,403
The Travelers Companies, Inc.	22,749	3,780,429
		21,971,352
Total Financials		58,920,358
Health Care - 10.0%
Biotechnology - 1.4%
Gilead Sciences, Inc.	88,069	6,048,579
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	15,746	2,126,025
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	126,866	8,232,335
Johnson & Johnson	88,160	15,189,086
Merck & Co., Inc.	137,950	11,240,166
		34,661,587
Total Health Care		42,836,191
Industrials - 21.8%
Aerospace & Defense - 4.7%
General Dynamics Corp.	23,257	4,932,810
L3Harris Technologies, Inc.	17,767	3,718,455
Lockheed Martin Corp.	16,715	6,504,308
Northrop Grumman Corp.	13,352	4,938,905
		20,094,478
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	16,822	1,760,422
Building Products - 1.6%
A. O. Smith Corp.	21,903	1,673,827
Johnson Controls International plc	70,934	5,154,774
		6,828,601
Commercial Services & Supplies - 2.0%
Republic Services, Inc.	29,846	3,810,140
Waste Management, Inc.	33,608	5,055,988
		8,866,128

Electrical Equipment - 2.6%
Eaton Corp. plc	33,286	5,273,501
Emerson Electric Co.	51,068	4,695,703

Investment Portfolio - January 31, 2022

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Hubbell, Inc.	7,376	$1,381,451
		11,350,655
Industrial Conglomerates - 3.3%
3M Co.	36,971	6,137,925
Honeywell International, Inc.	39,317	8,039,540
		14,177,465
Machinery - 4.0%
Caterpillar, Inc.	35,661	7,187,831
Cummins, Inc.	14,271	3,152,178
Illinois Tool Works, Inc.	23,055	5,393,026
Snap-on, Inc.	6,922	1,441,507
		17,174,542
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	18,560	1,424,109
Road & Rail - 2.2%
Union Pacific Corp.	38,579	9,434,494
Trading Companies & Distributors - 0.7%
W. W. Grainger, Inc.	5,761	2,852,329
Total Industrials		93,963,223
Information Technology - 16.3%
Communications Equipment - 3.6%
Cisco Systems, Inc.	211,964	11,800,036
Motorola Solutions, Inc.	15,739	3,650,504
		15,450,540
IT Services - 3.7%
Automatic Data Processing, Inc.	29,805	6,144,897
Broadridge Financial Solutions, Inc.	13,266	2,112,212
International Business Machines Corp.	56,722	7,576,358
		15,833,467
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	28,306	4,641,335
Intel Corp.	186,886	9,123,774
QUALCOMM, Inc.	62,346	10,957,933
		24,723,042
Software - 2.8%
Oracle Corp.	147,401	11,963,065
Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	25,739	2,226,681
Total Information Technology		70,196,795
Materials - 7.4%
Chemicals - 4.6%
CF Industries Holdings, Inc.	30,046	2,069,268
Eastman Chemical Co.	16,017	1,904,902
FMC Corp.	15,816	1,745,612
International Flavors & Fragrances, Inc.	22,651	2,988,120
Linde plc (United Kingdom)	30,136	9,603,740

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
RPM International, Inc.	16,591	$1,470,129
		19,781,771
Containers & Packaging - 0.4%
Packaging Corp. of America	10,950	1,649,398
Metals & Mining - 2.4%
Newmont Corp.	64,573	3,949,931
Nucor Corp.	32,432	3,288,605
Reliance Steel & Aluminum Co.	8,931	1,365,371
Steel Dynamics, Inc.	29,229	1,622,794
		10,226,701
Total Materials		31,657,870

TOTAL COMMON STOCKS
(Identified Cost $358,647,963)		425,930,644

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management,
Institutional Shares, 0.03%[1]
(Identified Cost $3,384,729)	3,384,729	3,384,729

TOTAL INVESTMENTS - 99.8%
(Identified Cost $362,032,692)		429,315,373
OTHER ASSETS, LESS LIABILITIES -0.2%		910,484
NET ASSETS - 100%		$430,225,857

Investment Portfolio - January 31, 2022

(unaudited)

1Rate shown is the current yield as of January 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$23,471,826	$23,471,826	$—	$—
Consumer Discretionary	26,613,286	26,613,286	—	—
Consumer Staples	78,271,095	78,271,095	—	—
Financials	58,920,358	58,920,358	—	—
Health Care	42,836,191	42,836,191	—	—
Industrials	93,963,223	93,963,223	—	—
Information Technology	70,196,795	70,196,795	—	—
Materials	31,657,870	31,657,870	—	—
Short-Term Investment	3,384,729	3,384,729	—	—
Total assets	$429,315,373	$429,315,373	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2021 or January 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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